CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		137 Months Ended	143 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,027,717)	$ (1,007,454)	$ (2,644,787)	$ (2,461,459)	$ (64,076,048)	$ (65,103,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16,454	23,353	41,610	63,297	921,140	937,594
Amortization of deferred financing charges	0	0	0	0	542,716	542,716
Amortization of discount on convertible promissory notes	0	0	0	0	3,632,995	3,632,995
Mineral claim costs	0	0	0	0	343,085	343,085
Impairment loss	0	0	0	0	16,092,870	16,092,870
Expenses capitalized to debt	0	0	0	730,174	730,174	730,174
(Gain) loss on sale of fixed assets	0	12,119	12,119	0	54,572	54,572
(Gain) loss on change in fair value of warrant liability	19,222	15,242	(38,836)	(18,428)	3,635,198	3,654,420
Share based compensation	47,828	25,999	135,996	103,950	4,537,929	4,585,757
Share and warrant based payments	0	0	0	0	13,795,973	13,795,973
Common shares issued for third party services	0	0	91,140	0	91,140	91,140
Non-cash other income from sale of mineral claims	0	0	0	0	(1,000,000)	(1,000,000)
Interest paid through issuance of debt	0	0	0	0	282,569	282,569
Changes in assets and liabilities:
Prepaid expenses and supplies	2,070	1,508	5,489	(6,091)	33,785	35,855
Other current assets	0	0	0	0	(7,875)	(7,875)
Other assets	0	3,000	0	0	(25,000)	(25,000)
Certificate of deposit	0	0	0	0	(11,435)	(11,435)
Accounts payable and accrued expenses	77,615	95,056	139,010	(27,845)	145,465	223,078
Accrued wages related parties	35,500	38,250	93,625	89,667	276,992	312,492
Accrued interest	238,078	216,733	445,646	362,588	1,380,818	1,618,896
Cash flows from operating activities:	(590,950)	(576,194)	(1,718,988)	(1,164,147)	(18,622,937)	(19,213,887)
Cash flows from investing activities:
Proceeds from the sale of fixed assets	0	0	0	0	407,327	407,327
Proceeds from redemption of certificate of deposit	0	0	3,000	0	216,232	216,232
Purchase of certificate of deposit	0	0	0	0	(204,797)	(204,797)
Purchase of equipment	(1,418)	0	(5,419)	(29,656)	(1,184,693)	(1,186,111)
Net cash used in investing activities	(1,418)	0	(2,419)	(29,656)	(765,931)	(767,349)
Cash flows from financing activities:
Principal activity on long-term debt	(2,485)	(2,260)	(4,630)	(3,763)	(504,946)	(507,431)
Principal activity on capital lease obligation	0	0	0	0	(39,298)	(39,298)
Principal activity on convertible promissory notes	0	0	0	0	(286,227)	(286,227)
Proceeds from the issuance of common stock, net of expenses	672,043	632,884	1,687,884	253,120	14,365,759	15,037,802
Proceeds from the sale of convertible promissory notes	0	0	0	0	5,772,371	5,772,371
Proceeds from the long-term debt	0	0	0	0	198,925	198,925
Net cash provided by financing activities	669,558	630,624	1,683,254	249,357	19,506,584	20,176,142
Increase (decrease) in cash	77,190	54,430	(38,153)	(944,446)	117,716	194,906
Cash, beginning of period	117,716	155,869	155,869	1,100,315	0	0
Cash, end of period	194,906	210,299	117,716	155,869	117,716	194,906
Income tax paid	0	0	0	0	0	0
Interest paid during the period	777	1,077	5,234	2,216	208,085	208,862
Non- Cash Investing and Financing Activities:
Recognition of derivative liabilities to additional paid-in capital			0	72,376	0
Common stock issued for exercise of warrants			206	227	0
Stock subscription receivable	$ 25,000	$ 0				$ 0